Offerings - Offering: 1	Sep. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	751,879
Proposed Maximum Offering Price per Unit	1.29
Maximum Aggregate Offering Price	$ 969,923.91
Fee Rate	0.01381%
Amount of Registration Fee	$ 133.95
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based upon the average of the high and low prices of the registrant's common stock as reported on the NYSE American on September 24, 2026. Pursuant to Rule 416 under the Securities Act, the shares of common stock offered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.